Shareholder Report, Average Annual Return (Details) 197928_US Treasury 30 Year Bond ETF_TF_TSR Annual {TF}	12 Months Ended	41 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m US Treasury 30 Year Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m US Treasury 30 Year Bond ETF
Average Annual Return, Percent	(0.39%)	(3.06%)
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	2.23%
ICE BofA Current 30-Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Current 30-Year US Treasury Total Return Index
Average Annual Return, Percent	(0.33%)	(3.06%)
Bloomberg U.S. Treasury Bellwether: 30 Year Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwether: 30 Year Total Return USD Unhedged Index
Average Annual Return, Percent	(0.17%)	(2.85%)